Schedule of Realized Gains (Losses) Related to Investment Securities Included Within Investment Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Gain (Loss) on Investments [Line Items]
Gross realized gains	$ 33	$ 38	$ 33
Gross realized losses	(11)	(5)	(22)
Net realized capital gains	$ 22	$ 33	$ 11